Average Annual Total Returns - Voya Target Retirement 2035 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2035 Index 1 Yr		Class A S&P Target Date 2035 Index 5 Yrs		Class A S&P Target Date 2035 Index 10 Yrs	Class A S&P Target Date 2035 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2035 Index 1 Yr		Class I S&P Target Date 2035 Index 5 Yrs		Class I S&P Target Date 2035 Index 10 Yrs	Class I S&P Target Date 2035 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2035 Index 1 Yr		Class R S&P Target Date 2035 Index 5 Yrs		Class R S&P Target Date 2035 Index 10 Yrs	Class R S&P Target Date 2035 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2035 Index 1 Yr		Class R6 S&P Target Date 2035 Index 5 Yrs		Class R6 S&P Target Date 2035 Index 10 Yrs	Class R6 S&P Target Date 2035 Index Since Inception
Total	14.99%	5.84%		7.64%	Dec. 21, 2015	22.18%	[1]	7.77%	[1]	[1]	9.12%	[1]	22.32%	7.40%		8.84%	Dec. 20, 2012	20.74%	6.23%		7.18%	13.21%	5.46%		6.47%	22.18%	[1]	7.77%	[1]	[1]	9.12%	[1]	21.78%	6.86%		8.30%	Jun. 01, 2018	22.18%	[1]	7.77%	[1]	[1]	9.12%	[1]	22.38%	7.40%		8.85%	Dec. 21, 2015	22.18%	[1]	7.77%	[1]	[1]	9.12%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.